BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 30, 2012
BASIS OF PREPARATION
Basis of Preparation
  The accompanying unaudited condensed interim consolidated financial statements include the financial information of HiSoft Technology International Limited (the "Company"), its subsidiaries, and its variable interest entity (collectively, the "Group"). All intercompany balances and transactions have been eliminated in consolidation. The results of operations for the six-month periods ended June 30, 2011 and 2012 are not necessarily indicative of the results for the full years. The Group believes that the disclosures are adequate to make the information presented not misleading.

    The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the financial statements, accounting policies and financial notes thereto included in the Group's audited consolidated financial statements for each of the three years in the period ended December 31, 2011. In the opinion of the management, the accompanying unaudited condensed interim consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair representation of financial results for the interim periods presented.

    The financial information as of December 31, 2011 presented in the unaudited condensed financial statements is derived from the audited consolidated financial statements for the year ended December 31, 2011.

    The accompanying unaudited condensed interim consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group's consolidated financial statements for each of the three years in the period ended December 31, 2011.

Adopted and not yet adopted accounting pronouncements

  Newly adopted accounting pronouncements

  In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in accounting principles generally accepted in the United States of America. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

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  Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

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  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
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  Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

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  Fair value of an instrument classified in a reporting entity's stockholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

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  Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

  (i)
  For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

  (ii)
  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

  The guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

  In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance on January 1, 2012 and chose to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements.

  In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The result did not have an effect or impact the Group's consolidated financial statements.

  Recent accounting pronouncements not yet adopted

  In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

  In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.